Other assets	12 Months Ended
Dec. 31, 2020
Other assets
Other assets

18. Other assets

The breakdown of Other assets is as follows:

	12/31/2019	12/31/2020

Credit and debit card operating balances	2,577	2,337
Insurance commission receivables	1,278	1,672
Prepaid expenses	695	974
Other	6,623	10,776
	11,173	15,759

The following is a breakdown by maturity of Other assets that are measured at amortized cost as of December 31, 2020:

	Current	More than 30 days less than 60	More than 60 days less than 90	More than 90 days	Total

Other assets

Credit and debit card operating balances	2,130	101	30	76	2,337
Insurance commission receivables	59	198	187	1,228	1,672
Prepaid expenses	968	—	—	6	974
Other	4,577	2,303	2,397	2,434	11,711

Expected credit loss rate	4%	2%	1%	13%
Gross carrying amount	7,734	2,602	2,614	3,744	16,694
Lifetime expected credit losses	(339)	(55)	(37)	(504)	(935)

Balances at December 31, 2020	7,395	2,547	2,577	3,240	15,759